Principal activities and reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Principal activities and reorganization
Schedule of major subsidiaries, consolidated VIEs and principal subsidiary of VIEs

As of December 31, 2025, the Company’s major subsidiaries, consolidated VIEs and principal subsidiary of VIEs are as follows:

			Percentage
			Of Direct
	Date of	Date of	or Indirect
	Incorporation/	Incorporation/	Economic
Name of Company	Establishment	Establishment	Interest	Principal Activities
Principal Subsidiaries
Waterdrop Group HK Limited (“Waterdrop HK”)	May 31, 2018	Hong Kong	100%	Investment holding
Waterdrop Technology	October 17, 2018	PRC	100%	Research and development service for the Group, technical service
VIEs and their principal subsidiaries
Zongqing Xiangqian	August 2, 2013	PRC	100%	Operating management service for the Group
Shuidi Hubao	December 12, 2016	PRC	100%	Medical crowdfunding platform services
Shuidi Hulian	December 12, 2016	PRC	100%	Technical service
Shuidi Insurance Brokerage Co., Ltd	October 19, 2012	PRC	100%	Insurance brokerage services
Beijing Yifan Fengshun Medical Technology Co., Ltd	December 18, 2020	PRC	100%	Digital clinical trial solution